Investments held at fair value	12 Months Ended
Dec. 31, 2022
Investments held at fair value [Abstract]
Investments held at fair value	Investments held at fair value
Investments held at fair value include both unlisted and listed securities held by PureTech. These investments, which include interests in Akili, Vor, Karuna, Gelesis (preferred shares until exchanged for common stock, accounted for under the equity method, and Earn-out shares following exchange), Sonde and other insignificant investments, are initially measured at fair value and are subsequently re-measured at fair value at each reporting date with changes in the fair value recorded through profit and loss. Interests in these investments were accounted for as shown below:

Investments held at fair value	$000's
Balance as of January 1, 2021	553,167
Sale of Karuna shares	(218,125)
Loss realised on sale of investments	(20,925)
Cash purchase of Vor preferred shares	500
Gain – change in fair value through profit and loss	179,271
Balance as of December 31, 2021 and January 1, 2022 before allocation of share in associate loss to long-term interest (*)	493,888
Investment in Sonde Preferred shares – Sonde deconsolidation	11,168
Sale of Karuna and Vor shares	(118,710)
Loss realised on sale of investments as a result of written call option	(29,303)
Cash Investment (Akili)	5,000
Gelesis Earn out shares received in SPAC exchange	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Loss – change in fair value through profit and loss	(32,060)
Balance as of December 31, 2022	251,892
(*) Share in associate losses allocated to long-term interest amounted to $96.7 million as of December 31, 2021 and January 1, 2022
Vor
Vor was deconsolidated in February 2019. As PureTech did not hold common shares in Vor upon deconsolidation and the preferred shares it held did not have equity-like features, PureTech had no basis to account for its investment in Vor under IAS 28. The preferred shares held by PureTech fell under the guidance of IFRS 9 and were treated as a financial asset held at fair value with changes in fair value recorded in the Consolidated Statement of Comprehensive Income/(Loss).
2020
On February 12, 2020, PureTech participated in the second closing of Vor’s Series A-2 Preferred Share financing. For consideration of $0.7 million, PureTech received 1,625,000 A-2 shares. On June 30, 2020, PureTech participated in the first closing of Vor’s Series B Preferred Share financing. For consideration of $0.5 million, PureTech received 961,538 shares. Upon the conclusion of such Vor financings PureTech no longer had significant influence over Vor.
2021
On January 8, 2021, PureTech participated in the second closing of Vor’s Series B Preferred Share financing. For consideration of $0.5 million, PureTech received an additional 961,538 B Preferred shares.
On February 9, 2021, Vor closed its initial public offering (IPO) of 9,828,017 shares of its common stock at a price to the public of $18.00 per share. Subsequent to the closing, PureTech held 3,207,200 shares of Vor common stock, representing 8.6 percent of Vor common stock. Following its IPO, the valuation of Vor common stock is based on level 1 inputs in the fair value hierarchy. See Note 16.
2022
In August and December 2022, PureTech sold an aggregate of 535,400 shares of Vor common shares for aggregate proceeds of $3.3 million .
During the years ended December 31, 2022, 2021 and 2020, the Company recognized a loss of $16.2 million, a gain of $3.9 million, and a gain of $19.1 million, respectively for the changes in the fair value of the investment that were recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.
Gelesis
Gelesis was deconsolidated in July 2019. The common stock held in Gelesis is accounted for under the equity method, while the preferred shares and warrants held by PureTech fell under the guidance of IFRS 9 and were treated as financial assets held at fair value, where changes to the fair value of the preferred shares and warrant were recorded through the Consolidated Statement of Income/(Loss). Please refer to Note 6 for information regarding the Company's investment in Gelesis as an associate.
2020
On April 1, 2020, PureTech participated in the 2nd closing of Gelesis’s Series 3 Growth Preferred Share financing. For consideration of $10.0 million, PureTech received 579,038 Series 3 Growth shares.
2020 and 2021
During the years ended December 31, 2021 and 2020, due to the equity method based investment in Gelesis being reduced to zero, the Group allocated a portion of its share in the net loss in Gelesis in the years ended December 31, 2021 and 2020, totaling $73.7 million, and $23.0 million, respectively, to its preferred share and warrant investments in Gelesis, which were considered to be long-term interests in Gelesis.
2022
On January 13, 2022, Gelesis completed its business combination with Capstar Special Purpose Acquisition Corp ("Capstar"). As part of the business combination, all shares in Gelesis, common and preferred, including the shares held by PureTech, were exchanged for common shares of the merged entity and unvested common shares that will vest upon the stock price of the new combined entity reaching certain target prices (hereinafter "Earn-out shares"). In addition, PureTech invested $15.0 million in the class A common shares of Capstar as part of the Private Investment in Public Equity ("PIPE") transaction that took place immediately prior to the closing of the business combination and an additional approximately $5.0 million, as part of the Backstop agreement signed with Capstar on December 30, 2021 (See Note 6). Pursuant to the business combination, Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis Holdings, Inc., which began trading on the New York Stock Exchange under the ticker symbol "GLS" on January 14, 2022. The exchange of the preferred stock (including warrants) for common stock (including common stock warrants) represents an additional investment in Gelesis equity investment. The Group recorded the changes in fair value of the preferred stock (including warrant) through the date of the exchange upon which the preferred stock were derecognized and recorded as an additional investment in Gelesis equity interest – See Note 6 for the net gain on the dilution of the equity interest in Gelesis, resulting from the exchange of all preferred stock in Gelesis to common stock of Gelesis Holdings Inc, the PIPE transaction and the closing of the merger. All equity method losses allocated in prior periods against the investment in Gelesis held at fair value are now included within the equity method investment in Gelesis and were offset against the gain on dilution of interest – see Note 6.
As part of the aforementioned exchange PureTech received 4,526,622 Earn-out shares, which were valued on the date of the exchange at $14.2 million. The Group accounts for such Earn-out shares under IFRS 9 as investments held at fair value with changes in fair value recorded through profit and loss.
During the years ended December 31, 2022, 2021 and 2020, the Company recognized a loss of $4.4 million, a gain of $34.6 million, and a gain of $7.1 million, respectively related to the change in the fair value of the preferred shares and warrants that was recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).
In addition, the Company recognized a loss of $14.1 million during the year ended December 31, 2022 in respect of the Earn-out shares, for the change in the fair value related to such investment during the period. As of December 31, 2022 the value of such earn-out shares amounted to $0.1 million.
Karuna
Karuna was deconsolidated in March 2019. During 2019 Karuna completed its IPO and PureTech lost its significant influence in Karuna. The shares held in Karuna are accounted for as an investment held at fair value.
2020
On January 22, 2020, PureTech sold 2,100,000 shares of Karuna common shares for aggregate proceeds of $200.9 million. On May 26, 2020, PureTech sold an additional 555,500 Karuna common shares for aggregate proceeds of $45.0 million. On August 26, 2020, PureTech sold 1,333,333 common shares of Karuna for aggregate proceeds of $101.6 million. As a result of the sales, Puretech recorded a loss of $54.8 million attributable to blockage discount included in the sales price, to the line item Loss Realized on Sale of Investment within the Consolidated Statement of Comprehensive Income/(Loss). See below for gain recorded in respect of the change in fair value of the Karuna investment.
2021
On February 9, 2021, the Group sold 1,000,000 common shares of Karuna for $118.0 million. Following the sale the Group held 2,406,564 common shares of Karuna, which represented 8.2 percent of Karuna common stock at the time of sale. On November 9, 2021, the group sold an additional 750,000 common shares of Karuna for $100.1 million. Following the sale the group holds 1,656,564 common shares of Karuna, which represented 5.6 percent at time of sale. As a result of the aforementioned sales, the Company recorded a loss of $20.9 million, attributable to blockage discount included in the sales price, to the line item Loss Realised on Sale of Investment within the Consolidated Statement of Comprehensive Income/ (Loss). See below for gain recorded in respect of the change in fair value of the Karuna investment.
2022
On August 8, 2022, the Company sold 125,000 shares of Karuna common stock. In addition, the Company wrote a series of call options entitling the holders thereof to purchase up to 477,100 Karuna common stock at a set price, which were exercised in full in August and September 2022. Aggregate proceeds to the Company from all aforementioned transactions amounted to $115.5 million, net of transaction fees. As a result of the aforementioned sales, the Company recorded a loss of $29.3 million, attributable to the exercise of the aforementioned call options, to the line item Realized Loss on Sale of Investment within the Consolidated Statement of Comprehensive Income/ (Loss).See below for gain recorded in respect of the change in fair value of the Karuna investment.
During the years ended December 31, 2022, 2021, and 2020 the Company recognized gains of $135.0 million, $110.0 million and $191.2 million, respectively for the changes in the fair value of the Karuna investment that were recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). As of December 31, 2022, PureTech continued to hold Karuna common shares or 3.1 percent of total outstanding Karuna common shares. Please refer to Note 16 for information regarding the valuation of these instruments.
Akili
Akili was deconsolidated in 2018. As PureTech did not hold common shares in Akili and the preferred shares it held did not have equity-like features, PureTech had no basis to account for its investment in Akili under IAS 28. The preferred shares held by PureTech Health fell under the guidance of IFRS 9 and were treated as a financial asset held at fair value and all movements to the value of the preferred shares were recorded through the Consolidated Statements of Comprehensive Income/(Loss), in accordance with IFRS 9.
2021
On May 25, 2021, Akili completed its Series D financing for gross proceeds of $110.0 million in which Akili issued 13,053,508 Series D preferred shares. The Group did not participate in this round of financing and as a result, the Group's interest in Akili was reduced from 41.9 percent to 27.5 percent.
2022
On January 26, 2022, Akili Interactive and Social Capital Suvretta Holdings Corp. I, a special purpose acquisition company, announced they had entered into a definitive business combination agreement. The transaction closed on August 19, 2022 and the combined company's securities began trading on August 22, 2022 on the Nasdaq Stock Market under the ticker symbol "AKLI". As part of this transaction the Akili Interactive shares held by the Company were exchanged for the common stock of the combined company's securities as well as unvested common stock ("Akili Earnout Shares") that will vest when the share price exceeds certain thresholds. In addition, as part of a PIPE transaction that took place concurrently with the closing of the transaction, the Company purchased 500,000 shares in consideration for $5.0 million. Following the closing of the aforementioned transactions, the Company holds 12,527,477 shares of the combined entity (excluding the Akili Earnout Shares), which represents 14.7 percent of its outstanding common stock. The Company also holds 1,433,914 Akili Earn-out Shares, which fair value amounted to $1.0 million as of December 31, 2022.
During the years ended December 31, 2022, 2021 and 2020, the Company recognized a loss of $131.4 million, a gain of $32.2 million, and a gain of $14.4 million, respectively for the changes in the fair value of the investment in Akili that was recorded on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.
resTORbio
On April 30, 2020, PureTech sold its remaining 2,119,696 resTORbio common shares, for aggregate proceeds of $3.0 million. As a result of the sale, the Company recorded a loss of $0.2 million attributable to blockage discount included in the sales price, to the line item Loss realized on sale of investments within the Consolidated Statement of Comprehensive Income/(Loss). Additionally, during the year ended December 31, 2020, the Company recognized a gain of $0.1 million that was recorded on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).
Sonde – Investment and gain on deconsolidation
On May 25, 2022, Sonde completed a Series B Preferred Share financing. As part of the financing a new investor invested $3.5 million in cash in exchange for 1,125,401 shares and all convertible notes, including the convertible notes held by PureTech, converted into Preferred B shares at the price per share paid by the investor minus a 20% discount. As a result of the aforementioned financing, the Group's voting interest was reduced below 50% and the Group no longer controls Sonde's Board of Directors, which is the governance body that has the power to direct the relevant activities of Sonde. Consequently, the Group concluded it lost control over Sonde and as such it should cease to consolidate Sonde on the date the round of financing was completed. Therefore, the results of operations of Sonde are included in the consolidated financial statements through the date of deconsolidation.
Following deconsolidation, the Group still has significant influence in Sonde through its voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares, in substance, have the same terms as common stock and as such provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. The Preferred A-2 and B shares, however, do not provide their shareholders with access to returns associated with a residual equity interest and as such are accounted for under IFRS 9, as investments held at fair value with changes in fair value recorded in profit and loss.
Upon deconsolidation, the Group derecognized its assets and liabilities and non controlling interest in respect of Sonde and recorded its aforementioned investments in Sonde at fair value. The deconsolidation resulted in a gain of $27.3 million. As of the date of deconsolidation, the investment in Sonde preferred shares held at fair value amounted to $11.2 million.
During the year ended December 31, 2022, the Company recognized a gain of $0.2 million for the changes in the fair value of the investment in Sonde that was recorded on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.